Stock Options and Warrants (Details) - Schedule of the company’s warrant activity and related - USD ($)		1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Mar. 30, 2021	Jun. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of The Company SWarrant Activity And Related Abstract
Warrants outstanding - beginning of period				162,703,869	20,912,852	20,912,852
Weighted average exercise price outstanding - beginning of period				$ 0.007	$ 0.007	$ 0.007
Warrants issued					240,000,001
Weighted average exercise price issued					$ 0.037
Warrants exercised	(3,324,201)	(6,675,799)			(76,280,412)	(13,442,467)
Weighted average exercise price exercised					$ 0.007
Warrants forfeited			600,000				1,200,000
Weighted average exercise price forfeited
Warrants outstanding - end of period				162,703,869	184,632,441	162,703,869	20,912,852
Weighted average exercise price outstanding - end of period				$ 0.048	$ 0.047	$ 0.007	$ 0.007
Warrants exercisable at the end of period				162,703,869	184,632,441	471,914,611	223,165,297
Weighted average exercise price exercisable at the end of period				$ 0.048	$ 0.047
Weighted average fair value of warrants granted during the period				$ 7,792,900	$ 8,720,357	$ 7,792,900	$ 98,343